Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases

(8)   Leases

Details of leases in the consolidated balance sheet at 31 December 2023 and 2022 are as follows:

Right-of-use assets	Thousands of Euros
	31/12/2023	31/12/2022
Land and buildings	933,304	885,050
Machinery	3,718	3,017
Computer equipment	764	1,026
Vehicles	7,454	8,459
	945,240	897,552

Lease liabilities		Thousands of Euros
	Reference	31/12/2023	31/12/2022
Non-current	Note 21	1,004,227	914,588
Current	Note 21	107,101	102,356
		1,111,328	1,016,944

The composition of lease liabilities as of 31 December 2023 and 2023 is shown below. Undiscounted future payments classified on a maturity basis are presented together with the effect of the financial discount:

	Thousands of Euros
	31/12/2023	31/12/2022
Maturity:
Within one year	107,101	102,356
In the second year	126,133	97,823
In the third to fifth years	326,253	270,876
After the fifth year	1,003,425	996,655
	1,562,911	1,467,710
Discounting effect	451,583	450,766
Total lease liabilities	1,111,328	1,016,944

Details by maturity of lease liabilities are shown under “Liquidity risk” in note 30.

At 31 December 2023, the Group has recognized an amount of Euros 98,477 thousand related to additions of right-of- use assets (Euros 141,973 thousand at 31 December 2022). Movement at 31 December 2023 and 2022 is included in Appendix IV, which forms an integral part of these notes to the consolidated financial statements.

At 31 December 2023 and 2022, the amounts recognized in the consolidated statement of profit and loss related to lease agreements are:

Right-of-use depreciation	Thousands of Euros
	31/12/2023	31/12/2022
Buildings	71,157	72,214
Machinery	1,507	1,983
Computer equipment	860	1,432
Vehicles	5,019	4,869
	78,543	80,498

		Thousands of Euros
	Reference	31/12/2023	31/12/2022
Finance lease expenses	Note 27	44,587	45,198
		44,587	45,198

	Thousands of Euros
	31/12/2023	31/12/2022
Expenses related to short-term contracts	1,117	1,739
Expenses related to low-value contracts	14,345	13,435
Other operating lease expenses	27,577	23,820
	43,039	38,994

At 31 December 2023, the Group has paid a total of Euros 105,852 thousand related to lease contracts (Euros 104,287 thousand at 31 December 2022).

The total amount recognized in the balance sheet corresponds to lease contracts in which the Group is the lessee.